Related Party Transactions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Langholm Capital II [Member] | Associates [member]
Disclosure of Transactions between Related Parties [Line Items]
Investments in associates	€ 64.0
Outstanding commitments made by entity, related party transactions	11.0	€ 13.0
Amount received back from associate	0.0	0.3
Joint ventures [member] | Unilever FIMA LDA [member]
Disclosure of Transactions between Related Parties [Line Items]
Sales revenue	108.0	107.0
Sale to Unilever	67.0	83.0
Balances owed by/(to) related party	128.0	127.0
Royalties and service fee paid to Unilever	15.0	16.0
Joint ventures [member] | Pepsi Lipton [Member]
Disclosure of Transactions between Related Parties [Line Items]
Sales revenue	60.0	65.0
Sale to Unilever	46.0	51.0
Balances owed by/(to) related party	€ (5.0)	€ (6.0)